Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves all equity award grants to our NEOs on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, and then equity awards are granted to NEOs and become effective. Accordingly, annual equity awards are typically granted to our NEOs in October, shortly after fiscal year-end. While the Compensation Committee has discretionary authority to approve equity awards to our NEOs outside of the cycle described above for new hires, promotions, recognition, retention or other purposes, the Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.

Award Timing Method	The Compensation Committee approves all equity award grants to our NEOs on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, and then equity awards are granted to NEOs and become effective.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.
MNPI Disclosure Timed for Compensation Value	false